Acquisitions of Subsidiaries (Details)	1 Months Ended			12 Months Ended
	May 31, 2016 CNY (¥)	Mar. 31, 2016 CNY (¥) item	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Acquisitions of Subsidiaries
Cash consideration			¥ 77,600,000
Goodwill			¥ 259,714,506		$ 40,210,518	¥ 261,621,691	¥ 277,752,765
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests				¥ (5,477,473)
UP Capital
Acquisitions of Subsidiaries
Percentage of equity interest acquired		34.00%			36.00%	36.00%
Cash consideration		¥ 5,081,739
Percentage of benefits and costs		70.00%
Number of board seat held | item		2
Total number of board seats | item		3
Goodwill		¥ 288,890
Consideration				5,477,473
Fair value of Company's shares issued				¥ 11,694,863
Total percentage of ownership					79.00%	79.00%
Non-linear
Acquisitions of Subsidiaries
Percentage of equity interest acquired	85.00%
Cash consideration	¥ 896,162
Goodwill	0
Non-linear | License
Acquisitions of Subsidiaries
Intangible assets acquired	¥ 1,075,154